S000061260 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	81 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.78%	13.20%
iShares U.S. Tech Independence Focused ETF
Prospectus [Line Items]
Average Annual Return, Percent	37.41%	22.09%	20.93%
Performance Inception Date			Mar. 21, 2018
iShares U.S. Tech Independence Focused ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.22%	21.86%	20.66%
iShares U.S. Tech Independence Focused ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.25%	18.09%	17.47%